Real Estate Securities - Summary of Company's Real Estate Securities, CMBS (FY) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Debt Securities, Available-for-sale [Line Items]
Fair Value	$ 171,136	$ 386,316
CMBS 1
Debt Securities, Available-for-sale [Line Items]
Interest Rate	3.00%	4.70%
Par Value	$ 13,250	$ 13,250
Fair Value	$ 12,657	$ 13,274
CMBS 2
Debt Securities, Available-for-sale [Line Items]
Interest Rate	2.20%	3.80%
Par Value	$ 10,800	$ 12,131
Fair Value	$ 10,335	$ 12,151
CMBS 3
Debt Securities, Available-for-sale [Line Items]
Interest Rate	2.50%	4.10%
Par Value	$ 40,000	$ 40,000
Fair Value	$ 38,292	$ 40,186
CMBS 4
Debt Securities, Available-for-sale [Line Items]
Interest Rate	1.90%	3.70%
Par Value	$ 8,000	$ 18,500
Fair Value	$ 7,892	$ 18,535
CMBS 5
Debt Securities, Available-for-sale [Line Items]
Interest Rate	2.10%	3.10%
Par Value	$ 24,000	$ 15,000
Fair Value	$ 23,297	$ 15,019
CMBS 6
Debt Securities, Available-for-sale [Line Items]
Interest Rate	2.30%	3.20%
Par Value	$ 12,000	$ 13,500
Fair Value	$ 11,580	$ 13,525
CMBS 7
Debt Securities, Available-for-sale [Line Items]
Interest Rate	1.50%	3.40%
Par Value	$ 20,000	$ 15,000
Fair Value	$ 18,975	$ 15,028
CMBS 8
Debt Securities, Available-for-sale [Line Items]
Interest Rate	1.80%	3.20%
Par Value	$ 25,000	$ 7,000
Fair Value	$ 23,268	$ 7,013
CMBS 9
Debt Securities, Available-for-sale [Line Items]
Interest Rate	2.30%	3.60%
Par Value	$ 25,665	$ 9,600
Fair Value	$ 24,840	$ 9,641
CMBS 10
Debt Securities, Available-for-sale [Line Items]
Interest Rate		3.50%
Par Value		$ 10,000
Fair Value		$ 10,027
CMBS 11
Debt Securities, Available-for-sale [Line Items]
Interest Rate		3.60%
Par Value		$ 8,000
Fair Value		$ 8,015
CMBS 12
Debt Securities, Available-for-sale [Line Items]
Interest Rate		3.30%
Par Value		$ 13,000
Fair Value		$ 13,022
CMBS 13
Debt Securities, Available-for-sale [Line Items]
Interest Rate		3.30%
Par Value		$ 32,000
Fair Value		$ 32,074
CMBS 14
Debt Securities, Available-for-sale [Line Items]
Interest Rate		3.70%
Par Value		$ 24,000
Fair Value		$ 24,084
CMBS 15
Debt Securities, Available-for-sale [Line Items]
Interest Rate		3.30%
Par Value		$ 50,000
Fair Value		$ 50,094
CMBS 16
Debt Securities, Available-for-sale [Line Items]
Interest Rate		3.70%
Par Value		$ 26,000
Fair Value		$ 26,029
CMBS 17
Debt Securities, Available-for-sale [Line Items]
Interest Rate		3.20%
Par Value		$ 15,000
Fair Value		$ 15,022
CMBS 18
Debt Securities, Available-for-sale [Line Items]
Interest Rate		3.50%
Par Value		$ 6,500
Fair Value		$ 6,509
CMBS 19
Debt Securities, Available-for-sale [Line Items]
Interest Rate		3.90%
Par Value		$ 12,000
Fair Value		$ 12,022
CMBS 20
Debt Securities, Available-for-sale [Line Items]
Interest Rate		3.10%
Par Value		$ 20,000
Fair Value		$ 20,021
CMBS 21
Debt Securities, Available-for-sale [Line Items]
Interest Rate		3.40%
Par Value		$ 25,000
Fair Value		$ 25,025